UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	3-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

March 31, 2012

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

U.S. TREASURY SECURITIES — 54.1%

U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)		$29,104,372	$37,033,043
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		25,699,275	31,509,727
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)		27,429,016	35,207,720
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)		19,943,287	23,813,541
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)		40,506,818	59,795,031
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)		23,482,994	31,012,228
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)		44,286,585	68,263,608
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)		2,254,205	3,432,555
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)		22,120,247	29,067,398
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)		41,925,195	55,265,918
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42(1)		14,045,640	13,377,377
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)		11,047,078	11,633,092
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)		7,643,525	8,173,198
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)		2,677,975	2,842,001
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)		10,946,611	11,930,099
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)		10,655,479	11,616,134
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)		21,967,680	23,309,773
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)		24,824,937	27,710,836
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)		22,843,800	25,818,839
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)		10,270,400	10,856,932
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)		18,409,656	21,510,542
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)		19,560,036	22,928,040
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)		20,477,217	24,630,263
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)		17,800,710	20,465,262
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)		5,256,400	6,021,863
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)		5,015,478	6,003,682
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)		5,520,996	6,562,653
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)		22,643,928	26,010,446
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)		48,128,387	54,971,666
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(1)		32,438,889	36,519,085
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)		12,995,324	14,061,343
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22(1)		14,122,701	14,460,318

TOTAL U.S. TREASURY SECURITIES (Cost $673,853,055)			775,814,213

SOVEREIGN GOVERNMENTS AND AGENCIES — 17.9%

AUSTRALIA — 2.0%
Government of Australia, Inflation Linked, 4.00%, 8/20/20	AUD	15,000,000	28,802,366

CANADA — 1.9%
Government of Canada, Inflation Linked, 4.25%, 12/1/26(1)	CAD	17,186,000	27,404,903

FRANCE — 2.3%
Government of France, Inflation Linked, 2.25%, 7/25/20	EUR	21,995,127	32,837,421

GERMANY — 4.1%
German Federal Republic, Inflation Linked, 2.25%, 4/15/13		20,193,953	28,023,926

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

		Principal Amount	Value

German Federal Republic, Inflation Linked, 1.75%, 4/15/20	EUR	19,430,032	$30,321,561

			58,345,487

JAPAN — 1.8%
Government of Japan, CPI Linked Bond, 1.10%, 12/10/16	JPY	2,076,900,000	26,491,127

MULTI-NATIONAL — 0.9%
International Bank for Reconstruction & Development, 7.625%, 1/19/23(1)		$9,500,000	13,716,290

UNITED KINGDOM — 4.9%
Government of United Kingdom, Inflation Linked, 2.50%, 8/16/13	GBP	5,885,000	26,710,564
Government of United Kingdom, Inflation Linked, 2.50%, 7/26/16		2,600,000	14,336,245
Government of United Kingdom, Inflation Linked, 1.25%, 11/22/17		15,369,125	28,783,170

			69,829,979

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $231,858,095)			257,427,573

CORPORATE BONDS — 10.6%

AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19(1)		$500,000	534,717
Lockheed Martin Corp., 2.125%, 9/15/16(1)		900,000	916,235
Lockheed Martin Corp., 4.25%, 11/15/19(1)		2,000,000	2,169,274
Raytheon Co., 3.125%, 10/15/20(1)		1,130,000	1,151,830
United Technologies Corp., 4.875%, 5/1/15(1)		2,700,000	3,017,685

			7,789,741

AUTOMOBILES — 0.2%
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22		2,700,000	2,757,046

BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)		1,430,000	1,867,599
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)		1,200,000	1,412,066
Coca-Cola Co. (The), 3.625%, 3/15/14(1)		1,220,000	1,291,164
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15(1)		1,150,000	1,255,786
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(1)		1,140,000	1,185,529
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)		1,570,000	1,591,123

			8,603,267

BIOTECHNOLOGY — 0.2%
Amgen, Inc., 5.85%, 6/1/17(1)		1,020,000	1,200,468
Gilead Sciences, Inc., 4.40%, 12/1/21(1)		1,340,000	1,408,734

			2,609,202

CAPITAL MARKETS — 0.1%
Bank of New York Mellon Corp. (The), 2.50%, 1/15/16(1)		2,000,000	2,052,248

CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16(1)		1,180,000	1,212,155

COMMERCIAL BANKS — 0.2%
Capital One Financial Corp., 3.15%, 7/15/16		900,000	921,671
Northern Trust Co. (The), 6.50%, 8/15/18(1)		750,000	910,602

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

PNC Funding Corp., 3.625%, 2/8/15(1)	$370,000	$393,610

		2,225,883

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18(1)	750,000	806,179

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	835,000	1,014,786

CONSUMER FINANCE — 0.3%
Caterpillar Financial Services Corp., MTN, 1.125%, 12/15/14	1,300,000	1,311,353
Credit Suisse (New York), 5.30%, 8/13/19(1)	1,370,000	1,512,053
John Deere Capital Corp., MTN, 3.15%, 10/15/21	750,000	764,381
PNC Bank N.A., 6.00%, 12/7/17(1)	500,000	567,326

		4,155,113

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Bank of America Corp., 5.75%, 12/1/17(1)	510,000	547,501
Citigroup, Inc., 6.01%, 1/15/15(1)	1,480,000	1,609,062
Citigroup, Inc., 4.59%, 12/15/15(1)	2,000,000	2,107,990
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,790,000	1,904,734
General Electric Capital Corp., 4.375%, 9/16/20(1)	370,000	390,229
General Electric Capital Corp., MTN, 6.00%, 8/7/19(1)	1,430,000	1,671,920
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,000,000	1,030,278

		9,261,714

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc., 6.70%, 11/15/13(1)	1,000,000	1,094,289
AT&T, Inc., 5.10%, 9/15/14(1)	770,000	847,962
AT&T, Inc., 6.55%, 2/15/39(1)	1,220,000	1,485,515
British Telecommunications plc, 5.95%, 1/15/18(1)	1,000,000	1,162,238
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	1,470,000	1,782,817
Verizon Communications, Inc., 6.10%, 4/15/18(1)	1,280,000	1,542,661

		7,915,482

FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 6.60%, 3/15/19(1)	1,730,000	2,136,482
Safeway, Inc., 4.75%, 12/1/21	1,050,000	1,087,140
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	680,000	722,024
Wal-Mart Stores, Inc., 3.625%, 7/8/20(1)	1,000,000	1,075,885
Wal-Mart Stores, Inc., 3.25%, 10/25/20(1)	1,720,000	1,802,845
Wal-Mart Stores, Inc., 5.625%, 4/15/41(1)	1,300,000	1,574,460

		8,398,836

FOOD PRODUCTS — 0.5%
General Mills, Inc., 3.15%, 12/15/21(1)	1,915,000	1,919,952
HJ Heinz Co., 2.00%, 9/12/16	830,000	846,604
Kraft Foods, Inc., 6.125%, 2/1/18(1)	900,000	1,081,090
Kraft Foods, Inc., 5.375%, 2/10/20(1)	2,400,000	2,778,123

		6,625,769

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

GAS UTILITIES — 0.4%
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	$750,000	$802,357
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	1,310,000	1,441,081
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22(1)	1,140,000	1,121,053
Williams Partners LP, 3.80%, 2/15/15(1)	1,300,000	1,382,324
Williams Partners LP, 4.125%, 11/15/20(1)	850,000	874,640

		5,621,455

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.3%
Medtronic, Inc., 3.00%, 3/15/15(1)	2,030,000	2,151,816
St. Jude Medical, Inc., 2.50%, 1/15/16(1)	500,000	515,471
Stryker Corp., 3.00%, 1/15/15(1)	550,000	579,604
Stryker Corp., 2.00%, 9/30/16(1)	1,190,000	1,220,855

		4,467,746

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Express Scripts, Inc., 6.25%, 6/15/14(1)	870,000	956,838
Express Scripts, Inc., 3.125%, 5/15/16(1)	850,000	885,793
Express Scripts, Inc., 7.25%, 6/15/19(1)	1,000,000	1,236,837

		3,079,468

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17(1)	1,100,000	1,273,378

INSURANCE — 0.3%
Boeing Capital Corp., 2.125%, 8/15/16(1)	1,190,000	1,230,383
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(1)	670,000	737,724
MetLife, Inc., 6.75%, 6/1/16(1)	1,055,000	1,254,335
Prudential Financial, Inc., MTN, 2.75%, 1/14/13(1)	500,000	507,240
Prudential Financial, Inc., VRN, 4.87%, 5/1/12(1)	303,000	312,272

		4,041,954

IT SERVICES — 0.2%
International Business Machines Corp., 2.00%, 1/5/16(1)	2,000,000	2,054,660
International Business Machines Corp., 1.95%, 7/22/16	1,310,000	1,345,377

		3,400,037

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16(1)	2,000,000	2,132,346

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	750,000	906,752

MEDIA — 1.0%
Comcast Corp., 5.90%, 3/15/16(1)	1,150,000	1,328,769
Comcast Corp., 6.50%, 11/15/35(1)	890,000	1,069,698
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	620,000	674,238
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	1,150,000	1,215,288
NBCUniversal Media LLC, 5.15%, 4/30/20(1)	2,050,000	2,323,308
NBCUniversal Media LLC, 4.375%, 4/1/21	1,170,000	1,255,112
News America, Inc., 6.90%, 8/15/39(1)	1,130,000	1,339,890
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	670,000	758,837
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,700,000	2,076,339
Time Warner, Inc., 4.875%, 3/15/20(1)	1,150,000	1,274,164

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

Viacom, Inc., 4.50%, 3/1/21(1)	$1,350,000	$1,458,098

		14,773,741

METALS AND MINING — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	920,000	971,200
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21(1)	1,500,000	1,516,326
Newmont Mining Corp., 6.25%, 10/1/39(1)	1,060,000	1,178,645
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	750,000	775,500

		4,441,671

MULTI-UTILITIES — 0.7%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	1,770,000	2,169,416
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,292,842
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	730,000	742,979
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	1,000,000	1,123,984
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,089,817
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	562,000	671,784
PG&E Corp., 5.75%, 4/1/14(1)	680,000	741,317
Sempra Energy, 2.00%, 3/15/14(1)	1,000,000	1,021,047
Sempra Energy, 6.50%, 6/1/16(1)	570,000	674,291

		9,527,477

OIL, GAS AND CONSUMABLE FUELS — 1.0%
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	1,300,000	1,404,556
Chevron Corp., 3.95%, 3/3/14	1,220,000	1,299,898
ConocoPhillips, 4.75%, 2/1/14(1)	3,060,000	3,286,810
EOG Resources, Inc., 2.50%, 2/1/16(1)	2,700,000	2,789,578
Nexen, Inc., 6.20%, 7/30/19(1)	735,000	854,022
Noble Energy, Inc., 4.15%, 12/15/21	1,400,000	1,433,197
Occidental Petroleum Corp., 2.50%, 2/1/16(1)	2,000,000	2,100,584
Occidental Petroleum Corp., 1.75%, 2/15/17	600,000	607,233
Talisman Energy, Inc., 7.75%, 6/1/19(1)	600,000	735,124

		14,511,002

PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.875%, 5/15/16(1)	1,000,000	1,177,306
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	2,040,000	2,490,669
Sanofi, 1.20%, 9/30/14	1,350,000	1,365,394

		5,033,369

REAL ESTATE INVESTMENT TRUSTS (REITs)†
HCP, Inc., 5.375%, 2/1/21	500,000	539,552

ROAD AND RAIL — 0.1%
CSX Corp., 4.25%, 6/1/21(1)	1,280,000	1,373,505

SOFTWARE — 0.3%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	1,500,000	1,585,962
Intuit, Inc., 5.75%, 3/15/17(1)	710,000	814,890
Oracle Corp., 5.75%, 4/15/18(1)	1,600,000	1,947,174

		4,348,026

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 4.40%, 4/1/21(1)	$2,400,000	$2,693,640
Lowe's Cos., Inc., 2.125%, 4/15/16(1)	1,070,000	1,102,336

		3,795,976

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,347,000	2,539,294
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	720,000	989,639

		3,528,933

TOTAL CORPORATE BONDS (Cost $143,357,712)		152,223,809

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 9.9%

FHLMC, 4.50%, 4/1/41	45,453,548	48,607,805
FNMA, 4.50%, 5/1/39	16,124,401	17,538,132
FNMA, 4.00%, 5/1/41	30,582,950	32,095,603
FNMA, 4.00%, 9/1/41	40,843,159	43,201,522
GNMA, 6.00%, 6/20/17(1)	12,312	12,471
GNMA, 6.00%, 7/20/17(1)	47,377	50,359

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $140,132,674)		141,505,892

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.1%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	3,495,000	3,678,185
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/10/12(1)	2,100,000	2,336,472
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/10/12(1)	1,600,000	1,715,049
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 4/15/12(1)(2)	2,316,303	2,086,163
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 4/10/12(1)	1,250,000	1,253,251
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	1,050,000	1,080,811
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/10/12(1)	1,500,000	1,627,088
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/10/12(1)	5,575,000	6,024,303
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	1,200,000	1,282,868
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	6,225,000	6,770,718
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.28%, 4/15/12(1)	1,900,000	2,050,968

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.65%, 7/15/30(1)	$897,634	$898,544
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(1)	1,125,000	1,127,202
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/15/12(1)	2,000,000	2,136,247
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 4/15/12(1)	1,775,000	1,908,446
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, VRN, 0.54%, 4/15/12(1)(2)	2,812,187	2,735,088
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 4/15/12(1)	5,036,592	5,098,436

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $43,244,240)		43,809,839

U.S. GOVERNMENT AGENCY SECURITIES — 3.0%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
FHLMC, 1.25%, 5/12/17(1)	7,000,000	6,995,723
FHLMC, 2.375%, 1/13/22	28,000,000	27,534,696
FNMA, 6.625%, 11/15/30(1)	6,000,000	8,517,180

		43,047,599

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $43,187,946)		43,047,599

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.7%

ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,797,405	1,852,303
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,877,697	1,945,952
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	1,007,787	1,035,384
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33(1)	2,091,993	2,161,958
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	980,598	1,023,129
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,092,582	1,134,317
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	2,050,009	2,145,684
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.01%, 4/18/12	2,099,523	2,215,046
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 4/25/12	1,350,282	1,385,718
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/25/12	1,822,368	1,851,405
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(1)	2,213,052	2,325,485

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	$1,465,803	$1,508,242
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	2,520,810	2,655,816
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,367,738	1,432,218

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,670,475)		24,672,657

MUNICIPAL SECURITIES — 0.1%

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	175,000	229,824
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	155,000	183,324
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	345,000	428,297

TOTAL MUNICIPAL SECURITIES (Cost $674,765)		841,445

TEMPORARY CASH INVESTMENTS†

Lexington Parker Capital, 0.18%, 4/2/12(2)(4)	300,000	299,994
SSgA U.S. Government Money Market Fund	47,375	47,375

TOTAL TEMPORARY CASH INVESTMENTS (Cost $347,373)		347,369

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,301,326,335)		1,439,690,396

OTHER ASSETS AND LIABILITIES — (0.4)%		(5,817,410)

TOTAL NET ASSETS — 100.0%		$1,433,872,986

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

44,200	CAD for USD	Deutsche Bank	4/27/12	$44,291	$(242)
1,561,400	CAD for USD	UBS AG	4/27/12	1,564,621	(5,541)
2,064,300	CHF for USD	UBS AG	4/27/12	2,287,414	34,648
1,918,300	EUR for USD	Deutsche Bank	4/27/12	2,558,697	30,070
690,200	GBP for USD	Deutsche Bank	4/27/12	1,103,804	9,941
278,700	GBP for USD	UBS AG	4/27/12	445,712	10,042
180,114,600	JPY for USD	Deutsche Bank	4/27/12	2,176,515	13,860
2,336,402,996	KRW for USD	HSBC Holdings plc	4/27/12	2,058,197	(3,396)
2,371,803,505	KRW for USD	HSBC Holdings plc	4/27/12	2,089,382	(16,548)
31,298,100	NOK for USD	Deutsche Bank	4/27/12	5,490,881	195,363
82,000	NZD for USD	UBS AG	4/27/12	67,033	206
1,078,600	NZD for USD	Westpac Group	4/27/12	881,734	16,589
26,117,000	SEK for USD	Deutsche Bank	4/27/12	3,943,784	108,182
9,300	SEK for USD	UBS AG	4/27/12	1,404	39

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

983,000	SGD for USD	HSBC Holdings plc	4/27/12	782,005	8,598
30,846,300	TWD for USD	HSBC Holdings plc	4/27/12	1,045,237	(932)

				$26,540,711	$400,879
(Value on Settlement Date $26,139,832)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,139,800	AUD for USD	Deutsche Bank	4/27/12	$1,177,459	$23,719
25,476,120	AUD for USD	UBS AG	4/27/12	26,317,846	70,064
789,100	AUD for USD	UBS AG	4/27/12	815,172	9,406
23,161,985	CAD for USD	Barclays Bank plc	4/27/12	23,209,759	(385,796)
985,100	CHF for USD	Deutsche Bank	4/27/12	1,091,572	(15,289)
3,673,300	CHF for USD	UBS AG	4/27/12	4,070,319	(114,963)
30,703,305	EUR for USD	Barclays Bank plc	4/27/12	40,953,163	(1,130,669)
40,000,000	EUR for USD	UBS AG	4/27/12	53,353,426	(1,432,826)
1,438,700	EUR for USD	UBS AG	4/27/12	1,918,989	(26,523)
45,481,447	GBP for USD	Barclays Bank plc	4/27/12	72,736,338	(1,876,244)
128,107,600	JPY for USD	UBS AG	4/27/12	1,548,060	10,048
2,765,313,780	JPY for USD	Westpac Group	4/27/12	33,416,212	2,183,950
5,826,000	NOK for USD	Deutsche Bank	4/27/12	1,022,103	(7,385)
8,332,800	NOK for USD	UBS AG	4/27/12	1,461,891	2,830
307,400	NZD for USD	Deutsche Bank	4/27/12	251,293	1,337
2,636,500	SEK for USD	Deutsche Bank	4/27/12	398,123	(7,293)

				$263,741,725	$(2,695,634)
(Value on Settlement Date $261,046,091)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value

Bank of America N.A.	$33,275,000	U.S. CPI Urban Consumers NSA Index	Receive	3.07%	7/24/13	$(2,595,638)
Bank of America N.A.	14,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	213,155
Bank of America N.A.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(39,636)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	158,340
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(13,939)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(723,767)

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(47,539)
Barclays Bank plc	11,300,000	U.S. CPI Urban Consumers NSA Index	Receive	1.84%	8/4/13	12,866
Barclays Bank plc	11,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	102,931
Barclays Bank plc	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.63%	12/8/13	257,023
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77%	6/28/14	(1,062,353)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	176,287
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,025,780)
Barclays Bank plc	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77%	4/25/18	(2,673,306)
Barclays Bank plc	30,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(1,939,683)

						$(9,201,039)

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $11,043,000.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,203,037, which represented 0.6% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Inflation Protection - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$775,814,213	—
Sovereign Governments and Agencies	—	257,427,573	—
Corporate Bonds	—	152,223,809	—
U.S. Government Agency Mortgage-Backed Securities	—	141,505,892	—
Commercial Mortgage-Backed Securities	—	43,809,839	—
U.S. Government Agency Securities	—	43,047,599	—
Collateralized Mortgage Obligations	—	24,672,657	—
Municipal Securities	—	841,445	—
Temporary Cash Investments	$47,375	299,994	—

Total Value of Investment Securities	$47,375	$1,439,643,021	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(2,294,755)	—
Swap Agreements	—	(9,201,039)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$(11,495,794)	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,302,024,750
Gross tax appreciation of investments	$139,430,467
Gross tax depreciation of investments	(1,764,821)
Net tax appreciation (depreciation) of investments	$137,665,646

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2012